Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2019 VND (₫)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 4,218,099									₩ 3,336,003								₩ 2,365,022	₩ 2,602,560
Trade accounts and notes receivable	3,517,512									3,154,080
Non-trade receivables	140,616									463,614
Trade accounts and notes payable	(1,078,150)									(2,353,355)
Other accounts payable	(2,781,941)									₩ (4,397,121)
Financial liabilities	₩ 21,805,693
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		$ 1,795	¥ 164	¥ 13,382	$ 34	€ 7	zł 4	₫ 33,843			$ 1,594	¥ 68	¥ 8,360	$ 33	€ 5	zł 25	₫ 28,663
Trade accounts and notes receivable		3,093	13	585							2,485	19	550
Non-trade receivables		52	93	222	3	6		9,773			276	455	230	3	2	0	13,131
Other assets denominated in foreign currencies			208	51	6	1		4,586			29	526	5,668	369	5	503	4,032
Trade accounts and notes payable		(1,948)	(9,831)	(2,037)				(357,149)			(628)	(9,043)	(2,289)				(291,891)
Other accounts payable		(268)	(6,239)	(2,018)	(4)	(8)		(997,204)	£ (2)		(488)	(12,396)	(3,239)	(4)	(10)	0	(786,356)
Financial liabilities		(4,294)		(27,825)							(4,255)		(20,436)
Aggregate notional amounts in the consolidated statements of financial position		(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)		(987)	(20,371)	(11,156)	401	2	528	(1,032,421)
Cross currency interest rate swap contracts | $		2,225									2,085
Net exposure		$ 655	¥ (15,592)	¥ (17,640)	$ 39	€ 6	zł 4	₫ (1,306,151)	£ (2)		$ 1,098	¥ (20,371)	¥ (11,156)	$ 401	€ 2	zł 528	₫ (1,032,421)